Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income (loss)	$ (699,106)	$ 467,874	$ 3,524,222
Adjustments to reconcile net income (loss) to net cash used in operating activities：
Depreciation	10,685	4,442	10,002
Imputed interest expense			2,684
Reduction in the carrying amount of right-of-use assets	68,059	45,934	38,049
Changes in operating assets and liabilities：
Inventories	509,494	850,447	1,365,626
Accounts receivable	353,038	(285,236)	(556,719)
Prepayments	(1,845,644)	(673,283)	(2,724,749)
Other receivables	(15,095)	656,826	11,242
Accounts payable	(196,402)	(1,277,403)	98,114
Advances from customers			11,223
Employee benefits payable	(51,601)	(50,167)	131
Taxes and surcharges payable	7,641	75,504	498,661
Lease liabilities	(68,491)	(53,537)	(46,322)
Other payables		(655,834)	(12,500)
Net cash flows used in operating activities	(1,927,422)	(894,433)	2,219,664
Cash flows from investing activities：
Cash paid for property and equipment	(1,817)	(83,003)	(768)
Net cash flows used in investing activities	(1,817)	(83,003)	(768)
Cash Flow from Financing Activities:
Proceeds from issuance of shares	5,750,000
Payment for UW discount and fees	(517,500)
Payment for offering cost	(354,500)
Payments to repurchase of shares	(300,000)
Receipts from related parties	6,226		1,480,167
Payments to related parties	(367,137)		(3,736,275)
Repayments to bank loans			(26,801)
Net cash provided by (used in) financing activities	4,217,089		(2,282,909)
Effect of exchange rate change on cash	(6,518)	(2,644)	(4,268)
Net increase (decrease) in cash	2,281,332	(980,080)	(68,281)
Cash at the Beginning of the Period	148,828	1,316,158	525,561
Cash at the End of the Period	2,430,160	336,078	457,280
Cash Paid During the Period for:
Interest
Taxes
Non-cash Investing and Financing Activities:
Acquisition of non-controlling interest	95,492
Acquisition of right-of-use assets in exchange for lease liabilities	$ 83,330